PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Cost	$ 30,173		$ 34,562
Accumulated depreciation	24,854		28,548
Deprecated cost	5,319		6,014
Depreciation	1,345	$ 2,087
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	12,067		11,970
Accumulated depreciation	11,020		10,665
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	10,678		10,284
Accumulated depreciation	9,563		9,129
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,288		1,333
Accumulated depreciation	581		594
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,087		2,439
Accumulated depreciation	1,386		1,630
Security As Service [Member]
Property, Plant and Equipment [Line Items]
Cost	4,053		8,536
Accumulated depreciation	$ 2,304		$ 6,530